Amount Due to Ultimate Holding Company	12 Months Ended
Dec. 31, 2025
Amount Due to Ultimate Holding Company [Abstract]
AMOUNT DUE TO ULTIMATE HOLDING COMPANY
29.	AMOUNT DUE TO ULTIMATE HOLDING COMPANY
Amount due to ultimate holding company is unsecured, interest-free and not expected to be repayable within 1 year after each of the reporting period.